Cash flow disclosures - Significant non-cash transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow disclosures
Intangible assets acquisition with an increase in Other liabilities / Borrowings / Lease liabilities	$ (13)	$ (3)	$ (4,368)
Right-of-use asset initial recognition with an increase in Lease liabilities	(2,407)	(7,878)	(12,273)
Concession fees paid with credit of financial re-equilibrium	(25,473)	0	0
Constitution of Interest Payment Account (Note 20)	29,960	0	0
Other taxes paid with financial re-equilibrium	(2,438)	0	0
Income tax paid with tax certificates	0	(1,227)	0
Borrowings cost capitalization	$ 0	$ (84)	$ (562)